Income Tax Expense - Schedule of Income Tax Expense Recognized in Profit or Loss (Details)	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Deferred taxation
Current period (Note 13)	RM (131,659)	$ (29,467)	RM 51,282
Total income tax expense	RM (131,659)	$ (29,467)	RM 51,282